Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share from continuing operations
Net gain / (loss) attributable to WISeKey International Holding AG (USD'000)	$ (27,475)	$ (20,340)	$ (28,659)
Shares used in net gain / (loss) per share computation:
Weighted average shares outstanding - basic	112,402,975	71,642,457	42,785,300
Weighted average shares outstanding - diluted	112,402,975
Net gain / (loss) per share
Basic weighted average loss per share attributable to WIHN (USD)	$ (0.24)	$ (0.28)	$ (0.67)
Diluted weighted average loss per share attributable to WIHN (USD)	$ (0.24)	$ (0.28)	$ (0.67)